Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
8. Debt
Debt consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Convertible notes	$160,000	$—
Other debt facilities (various maturities and interest rates)	23,147	—
Paycheck Protection Program loans	1,015	1,545
Provider Relief Funds	735	230
Seller notes	29,831	21,100

Total debt	214,728	22,875
Less: unamortized original issue discount and derivative liability	(69,110)	—

Total debt, net of unamortized original issued discount and derivative liability	145,618	22,875
Less: current portion of debt	(49,487)	(22,531)

Noncurrent portion of debt	$96,131	$344

Unsecured Convertible Notes and Indenture
On January 20, 2021, GigCapital2 entered into convertible note subscription agreements, each dated January 20, 2021 and amended on June 8, 2021, with certain institutional investors, pursuant to which GigCapital2 agreed to issue and sell unsecured convertible notes in a private placement to close immediately prior to the closing of the Business Combinations.
On June 15, 2021, in connection with the closing of the Business Combinations, we entered into an indenture (the “Indenture”) with Wilmington Trust, National Association, a national banking association, (the “Indenture Trustee”) in its capacity as trustee thereunder, in respect of the $160.0 million of unsecured convertible notes due in 2026 (the “2026 Notes”) that were issued to certain institutional investors. The 2026 Notes bear interest at a rate of 6.25% per annum, payable semi-annually, and are convertible into approximately 15,023,475 shares of common stock at a conversion price of $10.65 in accordance with the terms of the Indenture, and will mature on June 15, 2026. The total proceeds received from the 2026 Notes were $151.9 million, net of debt issuance costs of $8.1 million. In accounting for the 2026 Notes, we bifurcated and accounted for the conversion option as a derivative measured at fair value on the issuance date in accordance with ASC 815,
Derivatives and Hedging
. The difference between the proceeds allocated to the 2026 Notes at issuance and the fair value of the conversion option was allocated to the host debt contract. At June 30, 2021, the fair value of the derivative was $61.8 million, of which $38.6 million was included in derivative liability, current, and $23.2 million was included in derivative liability, noncurrent, in the condensed consolidated balance sheet. Total interest expense for the three and six months ended was $1.4 million, of which $0.6 million related to contractual interest expense, $0.7 million related to derivative accretion, and $0.1 million related to debt issuance costs amortization.
We may, at our election, force conversion of the 2026 Notes after the first anniversary of the issuance of the 2026 Notes, subject to a holder’s prior right to convert, if the last reported sale price of our common stock exceeds 130% of the conversion price for at least 20 trading days during the period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter, and the
30-day
average daily trading volume of our common stock ending on, and including, the last trading day of the applicable exercise period is greater than or equal to $2.0 million. Following certain corporate events that occur prior to the maturity date or if we force a mandatory conversion, we will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or has its notes mandatorily converted, as the case may be. In addition, in the event that a holder of the 2026 Notes elects to convert its 2026 Notes prior to the second anniversary of the issuance of the 2026 Notes, we will be obligated to pay an amount equal to twelve months of interest, or if on or after such second anniversary of the issuance of the 2026 Notes, any remaining amounts that would be owed to, but excluding, the third anniversary of the issuance of the 2026 Notes (the “Interest Make-Whole Payment”). The Interest Make-Whole Payment will be payable in cash or shares of our common stock as set forth in the Indenture.
In addition, we agreed to conduct one or more primary offerings of our equity securities in the aggregate amount of $35.0 million (the “Equity Offering”) and that such equity securities shall be subordinate in right of payment to the 2026 Notes. In the event that such Equity Offering is not consummated by October 9, 2022, the interest rate on the 2026 Notes will increase by an additional 1.0% per annum on the principal amount of the 2026 Notes on and after October 9, 2022 until maturity (unless further increased pursuant to this section), and if the Equity Offering is not consummated by (a) April 9, 2023, (b) October 9, 2023 or (c) April 9, 2024, the interest rate on the 2026 Notes will increase by an additional 1.0% per annum on the principal amount of the 2026 Notes on and after each such date until maturity. For the avoidance of doubt, the interest rate on the 2026 Notes shall not exceed 10.25% per annum, and if the Equity Offering is consummated by us prior to any of the above referenced dates, there will be no increase in the interest rate on the 2026 Notes beyond the rate in effect at such time of consummation of the Equity Offering.
Revolving Line of Credit and Term Loan
One of our subsidiaries had a loan and security agreement (the “Loan Agreement”) with a bank that allowed for maximum borrowings of $1.8 million on a revolving line of credit and a $10.8 million term loan. On June 9,
2021, in connection with the GigCapital2 merger, we paid off the revolving line of credit and term loan balance of $1.8 million and $9.1 million, respectively, and terminated the Loan Agreement. There were no unamortized debt issuance costs and thus no gain or loss was recognized on extinguishment.
Other Debt Facilities
Glocal’s debt facilities include
INR-denominated
term loans with an aggregate carrying value of $19.1 million (or INR 1.4 billion) as of June 30, 2021. These term loans are primarily utilized for financing the construction of hospitals, administrative offices, equipment, and working capital and are required to be repaid in monthly and quarterly installments with maturity dates extending to March 31, 2025. The loans are secured by mortgages on real property and personal guarantee of two Glocal Directors. The loans bear interest rates between 11.15%% up to 16.25% per annum. At June 30, 2021 accrued interest on Glocal’s debt facilities was $5.7 million and is included in accrued expenses in the condensed consolidated balance sheet. For the three months ended June 30, 2021 interest expense was $0.5 million.
Prior to our acquisition of Glocal, it had been negotiating with its banks to restructure the payment terms of some of the debt facilities above; however, due to the impact of the
COVID-19
pandemic, there has been a delay in approvals from the banks. The term loans are classified in long-term debt, current, in the condensed consolidated balance sheet due to their default status while negotiations continue. We belief that no penal interest will be charged by the banks and hence no additional provision has been recognized in the condensed consolidate statement of operations, other than the accrued interest discussed above. We expect to be able to restructure Glocal’s debt by the end of 2021.
In March 2018, a VIE of one of our subsidiaries entered into a fifteen-year, 5.12% real estate loan secured by a deed on the real estate. The loan proceeds of $3.4 million were used to purchase the building used for our subsidiary’s headquarters. Monthly principal and interest payments are $20 thousand, plus an estimated lump sum payment of approximately $1.9 million due at maturity on March 23, 2033. At June 30, 2021 the outstanding balance of the loan was $3.2 million.
In March 2020, the VIE discussed above, also entered into a ten year, 3.09% real estate loan secured by a second trust deed on the real estate. The loan proceeds of $0.9 million were used for the purpose of financing the additions to the building during 2019. Monthly payments of principal and interest are $5 thousand, plus an estimated lump sum payment of approximately $0.5 million at maturity on March 11, 2030. At June 30, 2021, the outstanding balance of the loan was $0.9 million.
At June 30, 2021, for both of the real estate loans discussed above, accrued interest was $6 thousand and for the three months ended June 30, 2021, interest expense was $48 thousand.
Convertible Notes
On March 23, 2021, we issued a $4.1 million principal amount, 15.0% convertible note (the “2021 Note”) of which $0.5 million was to be converted and repaid in UpHealth common stock and the remainder in cash. The 2021 Note bears interest at a fixed rate of 15.0% per year, to begin accruing on June 15, 2021 if not repaid previous to this date. Total proceeds received from the 2021 Note were $3.0 million, net of original issue discount of $1.0 million. Additional debt issuance costs of $0.1 million for a placement fee were accrued, and paid at the closing. The principal and accrued interest of the 2021 Note was due and payable by us to the holder on the earlier of (1) the date that is one business day after the closing of the Business Combinations and we begin public trading, (2) the maturity date, which is nine months from the issuance of the 2021 Note, or (3) November 23, 2021, pursuant to its payment provisions. On June 9, 2021, in connection with the closing of the Business Combinations, we paid the holder of the 2021 Note the sum of $3.6 million and the remaining $0.5 million balance due to the holder was converted and exchanged into 50,000 shares of UpHealth common stock. Original issue discount and debt issuance costs of $0.5 million were written-off
and a $31 thousand gain on extinguishment of debt was recognized and included in other income (expense), net, including interest income, in the condensed consolidated statements of operations.
On January 6, 2021, we issued a $1.5 million principal amount, 5.0% convertible note due January 6, 2026 (the “2026 5% Note”). The 2026 5% Note is unsecured and bears interest at a fixed rate of 5.0% per year and, unless earlier converted, the principal and accrued interest of the 2026 5% Note will be due and payable by us at any time on or after the maturity date at our election or upon demand by the holder. On June 9, 2021, in connection with the closing of the Business Combinations, the 2026 5% Note was converted into 150,367 of UpHealth common stock representing the total outstanding principal balance and unpaid accrued interest of $1.5 million and $30 thousand, respectively. A $0.1 million gain on extinguishment was recognized and included in other income (expense), net, including interest income, in the condensed consolidated statements of operations.
Paycheck Protection Program Loans
In April 2020, three of our subsidiaries obtained a U.S. government subsidy of $0.5 million, $1.0 million, and $1.9 million (representing five loan agreements), respectively, under the Paycheck Protection Program (“PPP’). The PPP is a U.S. government temporary program created with the intent to provide a subsidy to assist businesses in keeping employees employed during the pandemic. The PPP loan may not need to be repaid if certain requirements are met. Under the Coronavirus Aid, Relief and Economic Security (“CARES Act”), as modified, any amounts not forgiven will be required to be repaid over a term having a minimum of five years and a maximum maturity of 10 years from the date on which the borrower applies for forgiveness. The loans carry a 1.0% interest rate.
One of our subsidiaries applied for forgiveness of its $0.5 million PPP loan during 2020 and it was forgiven in full and the subsidiary legally released from repaying the loan by the SBA in June 2021. The forgiveness was recognized as a measurement period adjustment to goodwill during the three months ended June 30, 2021 (see Note 5,
Goodwill and Intangible Assets
, for further information).
One of our subsidiaries submitted a request for forgiveness of its $1.0 million PPP loans. There can be no assurance that any portion of the PPP loan will be forgiven. In the event that the lender and SBA determine that all or a portion of the PPP loan is not forgivable, the subsidiary will be required to remit payments of $0.6 million in 2021 and $0.4 million in 2022. The balance is classified as a current liability due to uncertainty regarding the subsidiary’s eligibility for the loan.
One of our subsidiaries applied for forgiveness of its $1.9 million PPP loans during 2020, of which three of the loans, totaling $0.7 million, were forgiven in full by the SBA and the subsidiary was legally released from repaying the loans. In February 2021 and March 2021, the remainder of the PPP loans totaling $0.9 million and $0.3 million, respectively, were forgiven by the SBA and the subsidiary was legally released from repaying the loans. We recorded this as a measurement period adjustment to goodwill during the three months ended March 31, 2021 (see Note 5,
Goodwill and Intangible Assets
, for further information).
Provider Relief Funds
Provider Relief Funds (“PFR”) were made available by the U.S. Department of Health and Human Services (“HHS”) as part of a $100 billion appropriation as part of the CARES Act’s Provider Relief Fund. In April and July 2020, one of our subsidiaries received PFR proceeds aggregating $0.2 million, and in January 2021, another subsidiary received PFR proceeds aggregating $0.5 million. The PFR amounts received will not require repayment as long as the subsidiaries comply with certain terms and conditions outlined by HHS. The terms and conditions first require the subsidiaries to identify health care-related expenses attributed to
COVID-19
that another source has not reimbursed or is obligated to reimburse. If those expenses do not exceed the funding received, the subsidiaries then apply the funds to patient care lost revenue. On January 15, 2021 HHS released a
Post-Payment Notice of Reporting Requirements Notice
that provides healthcare providers three options to calculate patient care lost revenue.
As of June 30, 2021, the subsidiaries have recognized no patient care lost revenue in the condensed consolidated statements of operations. The subsidiaries have $0.2 million and $0.5 million, respectively, recorded within current portion of long-term debt in the condensed consolidated balance sheets as both subsidiaries have asserted
they have not yet met all of the terms and conditions and restrictions for the CARES Act relative to these funds as of June 30, 2021. Both subsidiaries had until June 30, 2021 to use amounts remaining for expenses attributable to
COVID-19
(but not reimbursed by other sources) and/or lost patient care revenue. HHS is entitled to recover PRF amounts received by both subsidiaries that are unused as for the purposes disclosed above.
Related Party Debt
One of our subsidiaries has notes payable to related parties totaling $0.7 million and $0.4 million at June 30, 2021 and December 31, 2020, respectively. The notes bear interest at rates ranging from 0.14% to 3.50% per annum. Notes totaling $0.6 million are payable in eight quarterly installments starting from October 1, 2022, or upon a liquidity event, as defined in the note agreement, and a note totaling $39 thousand was payable on June 30, 2021. The accrued interest payable was $18 thousand and $9 thousand at June 30, 2021 and December 31, 2020, respectively, and is included in accrued expenses in the condensed consolidated balance sheets.
Seller Notes
As part of the purchase price consideration for several of UpHealth Holdings’ merger entities, we entered into seller notes payable to their former shareholders, which accrue interest at specific rates, per the respective merger agreements. On June 9, 2021, in connection with the closing of the Business Combination, we paid $88.1 million of the seller notes. At June 30, 2021 and December 31, 2020, seller notes totaled $29.8 million and $21.1 million, respectively. In August 2021, the maturity date for $18.7 million of the seller notes was deferred to September 2022. The remaining seller notes mature in August 2021.
The accrued interest payable was $0.3 million and $0.1 million at June 30, 2021 and December 31, 2020, respectively, and is included in accrued expenses in the condensed consolidated balance sheets. Interest expense was $0.4 million and $0.8 million for the three and six months ended June 30, 2021, respectively.
Senior Debt Facility Fees
In March 2020, we agreed to pay a financial co
n
sulting firm, an affiliate of a related party, compensation related to finding and executing a senior financing facility, to be funded at the completion of the Business Combinations (see Note 1,
Organization and Business
, for further information). On June 9, 2021, in connection with the Business Combinations we paid the financial consulting firm total cash consideration of $0.5 million, for consummation of the senior financing.
Membership Redemptions and Due to Member
In November 2020, one of our subsidiaries entered into a redemption agreement with a member for $0.1 million. Consideration for the redemption agreement is in the form of a note payable that is non-interest
bearing, nonsecured, and payable upon demand. The note was repaid in full during the three months ended March 31, 2021.

Contractual Maturities
At June 30, 2021, long-term debt contractual maturities, excluding unamortized original issue discount, were as follows:

(In thousands)
Remaining 2021	$49,428
2022	120
2023	126
2024	131
2025	137
Thereafter	$164,786

Total	$214,728

8.	Debt
Related Party Debt
The Company has notes payable to related parties totaling $420,283 at December 31, 2020. The notes bear interest at rates ranging from 0.14% to 3.5% per annum. Notes totaling $381,283 are payable in eight quarterly installments starting from October 1, 2022, or upon a liquidity event, as defined in the note agreement and a note totaling $39,000 is payable in 2021. The accrued interest payable was $9,113 at December 31, 2020 and is included in accrued liabilities on the consolidated balance sheet.
Certain Seller notes totaling $21,100,000 at December 31, 2020, are due to former shareholders of the merger entities and accrue interest at specific rates, per the merger agreements. The accrued interest payable and interest expense was $133,333 for the year ended December 31, 2020. The accrued interest payable is included in accrued liabilities on the consolidated balance sheet.
Membership Redemptions and Due to Member
In November 2020, BHS entered into two redemption agreements with members for $10,000 and $70,000, respectively. The Company agreed to pay cash of $10,000 to one member, and entered into a note payable agreement with the other member. The note is non-interest
bearing, is noncollateralized, and due upon demand. The amount due to the member was $70,000 at December 31, 2020.
Paycheck Protection Program Loans
In April 2020, Thrasys and BHS, each obtained a United States government subsidy of $540,500 and $1,004,900, respectively, under the PPP. The PPP is a United States government temporary program created with the intent to provide a subsidy to assist businesses in keeping employees employed during the pandemic. The PPP loan may not need to be repaid if certain requirements are met. Under the Coronavirus Aid, Relief and Economic Security (“CARES Act”), as modified, any amounts not forgiven will be required to be repaid over a term having a minimum of five years and a maximum maturity of 10 years from the date on which the borrower applies for forgiveness. The loan carries a 1% interest rate. Thrasys has applied for forgiveness for the entire amount of the loan and is awaiting decision from SBA as of the date of this report, however, there can be no assurance given that any portion of the PPP Loan will be forgiven. BHS has not submitted a request for forgiveness as of the date the financial statements were available to be issued but BHS expects to submit a request for forgiveness for the entire loan balance in 2021. There can be no assurance that any portion of the PPP Loan will be forgiven. Included in BHS’s loan are borrowings related to the operations of various related parties aggregating $278,306, which were transferred to the related parties. These amounts have been included as due from related parties at December 31, 2020 (Note 15). The balance is classified as a current liability due to uncertainty regarding BHS’s eligibility for the loan.
Provider Relief Funds
In April and July 2020, BHS received proceeds aggregating $228,794 from the U.S. Department of Health and Human Services (HHS) available as part of a $100 billion appropriation as part of the CARES Act Provider Relief Fund (PRF). The payments will not require repayment as long as BHS complies with certain terms and conditions outlined by HHS. BHS relied upon guidance issued by HHS through March 12, 2021. The terms and conditions first require BHS to identify health care-related expenses attributed to the coronavirus that another source has not reimbursed or is obligated to reimburse. If those expenses do not exceed the funding received, BHS then applies the funds to patient care lost revenue. On January 15, 2021 the HHS released a “Post-Payment Notice of Reporting Requirements Notice” that provides healthcare providers three options to calculate patient care lost revenue.
As of November 20, 2020, BHS has recognized no patient care lost revenue on the consolidated statement of operations. BHS has $228,794 recorded within current liabilities on the consolidated balance sheet as BHS has asserted it has not yet met all of the terms and conditions and restrictions for the CARES Act relative to these funds as of November 20, 2020. BHS has until June 30, 2021 in which to use amounts remaining toward expenses attributable to coronavirus but not reimbursed by other sources and/or lost patient care revenue. HHS is entitled to recoup PRF amounts received by BHS that are unused as for the purposes disclosed above.